General California
Municipal Money
Market Fund

SEMIANNUAL REPORT
May 31, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured
           * Not Bank-Guaranteed
           * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            12   Statement of Assets and Liabilities

                            13   Statement of Operations

                            14   Statement of Changes in Net Assets

                            15   Financial Highlights

                            17   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                             General California

                                                    Municipal Money Market Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General California Municipal Money Market Fund, covering the six-month period from December 1, 1999 through May 31, 2000. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Jill Shaffro.

When  the  reporting  period  began,  international  and domestic economies were growing at a very strong pace, giving rise to concerns that long-dormant inflationary pressures might reemerge. Consumers continued to spend heavily, unemployment levels reached new lows and the stock market, while highly
volatile,    continued    to    climb.

Because robust economic growth may trigger unwanted inflationary pressures, the Federal Reserve Board raised short-term interest rates three times during the reporting period. In total, the Federal Reserve Board has raised short-term interest rates by 1.75 percentage points since late June 1999. While these economic influences overall adversely affected long-term municipal bonds, they
positively    influenced    tax-exempt    money    market    yields.

We appreciate your confidence over the past six months and we look forward to your continued participation in General California Municipal Money Market Fund.

Sincerely,
/s/Stephen E. Canter

Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
June 15, 2000

2


DISCUSSION OF FUND PERFORMANCE

Jill Shaffro, Portfolio Manager

How did General California Municipal Money Market Fund perform during the period?

For the six-month period ended May 31, 2000, the fund's Class A shares produced a tax-exempt annualized yield of 2.77%, and the fund's Class B shares provided a 2.40% tax-exempt annualized yield. Taking into account the effects of compounding, the fund's Class A and Class B shares provided annualized effective yields of 2.81% and 2.42%, respectively, for the same period.(1)

We attribute the fund' s performance to higher short-term interest rates implemented by the Federal Reserve Board (the "Fed"), which helped enhance tax-exempt money market yields.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In doing so, we employ two primary strategies. First, we attempt to add value by constructing a diverse portfolio of high quality, tax-exempt money market instruments from California-exempt issuers. Second, we actively manage the portfolio' s average weighted maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the portfolio, which could enable us to take advantage of opportunities when the short-term supply increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which will lengthen the portfolio's average maturity. If we anticipate limited new-issue supply, we may look to extend the portfolio's average maturity to maintain
                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

The fund was positively influenced over the past six months by robust U.S. economic growth, rising interest rates and a declining supply of newly issued securities.

By the time the reporting period began on December 1, 1999, it had become apparent that the pace of economic growth in the United States was faster than most analysts expected. Consumer confidence reached a 30-year high, oil prices were bouncing back from the previous year' s lows, and employment remained strong, with hourly wages rising. These economic forces raised concerns among fixed-income investors that long-dormant inflationary pressures might reemerge. In response, between December 1, 1999 and May 31, 2000, the Fed raised short-term interest rates three times for a total interest-rate increase of 1.00%.

However, tax-exempt money market yields generally rose less than comparable taxable yields over the past six months. That's because California and many of its municipalities enjoyed higher tax revenues during the reporting period, curtailing their need to borrow and resulting in a reduced supply of securities. At the same time, demand was high for California's tax-exempt securities in the wake of new wealth generated by a strong economy and a rising stock market, especially from the technology industry centered in California's Silicon Valley.

4

What is the fund's current strategy?

Our strategy continues to involve active management of the portfolio's weighted average maturity and asset mix according to our interest-rate and supply-and-demand expectations. Although we believe that the current interest-rate outlook is uncertain, June tends to be a period of high seasonal issuance for California municipal bonds. Historically, periods of high issuance have tended to have a greater influence on the tax-exempt money market than prevailing interest-rate trends.

Accordingly, we have recently adjusted the portfolio's average weighted maturity toward a point that is shorter than neutral relative to other California tax-exempt money market funds. This maturity management strategy was designed to help us free up cash for the next round of seasonal note issuance in June. We hope to use these notes to lock in competitive yields. In addition, we have recently invested opportunistically in short-term commercial paper in an effort to maintain the portfolio's liquidity and keep average maturities short. For the same reasons, we have recently avoided investments in municipal notes, which tend to feature longer maturities.

Our asset mix also currently emphasizes Variable Rate Demand Notes (VRDNs) because of the competitively high yields they offer. VRDNs generally feature adjustable yields, short maturities, and afford the portfolio a high degree of liquidity and credit quality. Of course, portfolio composition is subject to change at any time.

June 15, 2000

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-CALIFORNIA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B SHARES YIELD WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED AN ANNUALIZED TAX-EXEMPT YIELD OF 2.35% AND AN ANNUALIZED EFFECTIVE YIELD OF 2.38%.

                                                             The Fund 5

STATEMENT OF INVESTMENTS

May 31, 2000 (Unaudited)

STATEMENT OF INVESTMENTS

                                                                                             Principal
TAX EXEMPT INVESTMENTS--100.2%                                                               Amount ($)               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CAILFORNIA--88.8%

Adelanto Public Utility Authority, Revenue, Refunding,

  VRDN (Utility Systems Project) 3.40%, Series B

   (LOC; California State Teacher Retirement)                                                 5,300,000  (a)           5,300,000

Alameda Contra Costa Schools Financing Authority,

  COP, VRDN (Capital Improvements Financing Projects)

   4%, Series I, (Insured; AMBAC and LOC; Kredietbank)                                        8,000,000  (a)           8,000,000

Alameda County Industrial Development Authority,

  Revenue, VRDN:

    (Plyproperties Project) 4.30%, Series A

         (LOC; Wells Fargo Bank)                                                              4,400,000  (a)           4,400,000

      (Spectrum Label Corp.) 4.30%, Series A

         (LOC; Wells Fargo Bank)                                                              3,850,000  (a)           3,850,000

Anaheim Housing Authority, MFHR, VRDN,

  Refunding (Villas at Anaheim Hill)

   3.95% (LOC; National Bank of Canada)                                                       8,850,000  (a)           8,850,000

Butte County Office of Education, TRAN

   4.25%, 11/16/2000                                                                          6,000,000                6,015,919

California Health Facilities Financing Authority, Revenue,

  VRDN (Adventist) 4.15%, Series B (Insured; MBIA and

   LOC; California State Teacher Retirement)                                                  3,600,000  (a)           3,600,000

California Housing Finance Agency, Revenue, VRDN,

  (Home Mortgage) 4.10%, Series C (Insured; FSA and

  LOC; Commerzbank and California State Teacher

   Retirement)                                                                                8,500,000  (a)           8,500,000

California Pollution Control Financing Authority, VRDN:

  PCR, Refunding:

    (Pacific Gas and Electric):

         4.05%, Series B (LOC; Rabobank Nederland)                                            6,400,000  (a)           6,400,000

         4.15%, Series F (LOC; Banque Nationale DeParis)                                     13,000,000  (a)          13,000,000

         4.20%, Series C (LOC; Kredietbank)                                                   2,300,000  (a)           2,300,000

      (Sierra Pacific Industries Project)

         3.75% (LOC; Bank of America)                                                         5,000,000  (a)           5,000,000

   SWDR:

      (Colmac Energy Project):

         3.80%, Series A (LOC; Union Bank of Switzerland)                                     3,800,000  (a)           3,800,000

         5.70%, Series A (LOC; Union Bank of Switzerland)                                       500,000  (a)             500,000

      (Evergreen Distributors) 3.80%, Series A

         (LOC; California State Teacher Retirement)                                           2,430,000  (a)           2,430,000

California Public Capital Improvements Financing

  Authority, Revenue (Pooled Project) 3.60%, Series C,

   6/15/2000 (LOC; National Westminister Bank)                                               14,000,000               14,000,000

6

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CAILFORNIA (CONTINUED)

California School Cash Reserve Program Authority

   (Pool) 4%, Series A, 7/3/2000 (Insured; AMBAC)                                            15,000,000               15,011,444

California School Facilities Financing Corporation, COP,

  VRDN (Capital Improvements Financing Project)

   4.05%, Series D (LOC; Kredietbank)                                                        10,000,000  (a)          10,000,000

State of California, GO Note 4.95%, 10/1/2000                                                 5,130,000                5,150,777

California State Public Works Board, LR,

  Prerefunding (Department Corrections - State Prison)

   6.85%, Series A (Escrowed in; U.S. Government Securities)                                 10,000,000               10,285,954

California Statewide Communities Development Authority:

  Revenue, TRAN 4%, Series A-1, 6/30/2000

      (Insured; FSA)                                                                         11,000,000               11,006,688

   VRDN:

      COP (Northern California Retired Officers) 4.20%

         (LOC; Dresdner Bank)                                                                12,000,000  (a)          12,000,000

      Multi-Family Revenue (Canyon Creek Apartment)

         3.70%, Series C (LOC; FNMA)                                                         11,800,000  (a)          11,800,000

      Solid Waste Facilities Revenue (Chevron U.S.A. Inc.

         Project) 4.15% (LOC; Chevron U.S.A. Inc.)                                            1,500,000  (a)           1,500,000

City of Chula Vista, IDR, Refunding, VRDN

  (San Diego Gas and Electricity Co.) 4.55%, Series B

   (LOC; San Diego Gas and Electricity Co.)                                                  12,350,000  (a)          12,350,000

City of Clovis, MFHR, VRDN (Fowler Place

   Apartments Project) 3.85% (LOC; Wells Fargo Bank)                                          7,200,000  (a)           7,200,000

Contra Costa County Board of Education, TRAN

   3.75%, 6/30/2000                                                                           5,000,000                5,002,495

City of Daly Housing Development Finance Agency,

  Multi-Family Revenue, Refunding, VRDN

  (Serramonte Del Rey) 3.92%, Series A

   (LOC; FNMA)                                                                               16,000,000  (a)          16,000,000

Dublin Housing Authority, Multi-Family Revenue, VRDN

   (Park Sierra) 3.85%, Series A (LOC; Kredietbank)                                           4,400,000  (a)           4,400,000

Fresno, MFHR, Refunding, VRDN

   (Heron Points Apartments) 3.90% (LOC; Wells Fargo Bank)                                    5,000,000  (a)           5,000,000

Garden Grove Housing Authority, Multi-Family

  Revenue, VRDN (Valley View Senior Villas Project)

   3.75%, Series A (LOC; Wells Fargo Bank)                                                    5,900,000  (a)           5,900,000

Huntington Beach, MFHR, VRDN

   (Five Points Seniors Project) 4.05%, Series A (LOC; FNMA)                                  3,100,000  (a)           3,100,000

                                                                                                     The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                           Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CAILFORNIA (CONTINUED)

Irwindale, IDR, VRDN (Toys "R" Us Inc. Project)

   4.375% (LOC; Deutsche Bank)                                                                3,000,000  (a)           3,000,000

Los Angeles, VRDN:

  Department of Water and Power Electricity Plant,

      Revenue 4%, Series D (LOC; Toronto-Dominion Bank)                                      15,000,000  (a)          15,000,000

   MFHR:

      (Beverly Park Apartments) 3.80%, Series A

         (LOC; Federal Home Loan Banks)                                                       9,600,000  (a)           9,600,000

      Collateral (Oakwood Apartments) 4.05%

         (LOC; State Street Bank and Trust Co.)                                              13,955,000  (a)          13,955,000

      (Fountain Park Project) 4.05% (LOC; FNMA)                                               4,400,000  (a)           4,400,000

   Multi-Family Revenue (Loans To Lender Program):

      4.25%, Series A (LOC; Federal Home Loan Banks)                                          7,025,000  (a)           7,025,000

      4.25%, Series B (LOC; Federal Home Loan Banks)                                          9,325,000  (a)           9,325,000

Los Angeles County, TRAN 4%, 6/30/2000                                                       16,000,000               16,000,210

Los Angeles County Transport Commission,

  Sales Tax Revenue, Refunding, VRDN

  3.70%, Series A

   (Insured; FGIC and LOC; Bayerische Landesbank)                                            11,400,000  (a)          11,400,000

Metropolitan Water District, Southern California

  Water Works Revenue, 3.65%, Series B, 6/1/2000

   (LOC; Bank of America)                                                                     7,000,000                7,000,000

Newport Beach, Revenue, VRDN:

  (Hoag Memorial Hospital):

      4.25%, Series A                                                                         8,700,000  (a)           8,700,000

      4.25%, Series C                                                                         3,700,000  (a)           3,700,000

   (Hoag Memorial Hospital Presbyterian) 4.25%                                                9,600,000  (a)           9,600,000

Oakland, TRAN 4.20%, 9/29/2000                                                                4,580,000                4,588,326

Oakland Joint Powers Financing Authority, LR,

  VRDN:

    3.90%, Series A-1

         (Insured; FSA and LOC; Commerzbank)                                                  7,600,000  (a)           7,600,000

      3.90%, Series A-2

         (Insured; FSA and LOC; Commerzbank)                                                  5,000,000  (a)           5,000,000

Oakland Union School District, Alameda County,

   TRAN 4%, 11/17/2000                                                                       17,000,000               17,013,161

Orange County, Apartment Development  Revenue,

  VRDN:

    (Foothill Oaks Apartment) 3.80%, Series B

         (LOC; Bank of America)                                                               5,000,000  (a)           5,000,000

      Refunding:

         (Villa La Paz) 3.95%, Series F (LOC; FNMA)                                          11,500,000  (a)          11,500,000

         (WICO LF) 3.75%, Series G (LOC; FNMA)                                                5,000,000  (a)           5,000,000

8

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                           Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CAILFORNIA (CONTINUED)

Orange County Local Transportation Authority,

  Sales Tax Revenue 4.95%, Series A, 2/15/2001

   (Insured; MBIA)                                                                            3,000,000                3,025,763

Oxnard Industrial Development Authority, IDR, VRDN

  (Western Saw Manufacturers) 3.80%

   (LOC; California State Teacher Retirement)                                                 3,600,000  (a)           3,600,000

Oxnard Industrial Development Financing Authority,

  IDR, VRDN (Accurate Engineering Project)

   3.80% (LOC; California State Teacher Retirement)                                           2,335,000  (a)           2,335,000

Port Oakland, Revenue, VRDN (Merlots) 5.75%, Series JJ

   (Insured; FGIC and LOC; First Union National Bank)                                        10,000,000               10,000,000

Riverside County Housing Authority, MFHR, Refunding

  (Amanda Park Project) 3.70%, Series A

   (LOC; Federal Home Loan Banks)                                                             5,000,000                5,000,000

Riverside County School Financing Authority, RAN

   4%, Series A, 8/1/2000                                                                     5,000,000                5,004,411

Sacramento County Housing Authority, MFHR, Refunding,

   VRDN (River) 3.70%, Series C (LOC; FNMA)                                                  12,500,000  (a)          12,500,000

San Diego Area Local Government, COP, TRAN

   4%, Series A, 6/30/2000                                                                    5,000,000                5,003,261

San Jose, MFHR, VRDN:

  (Kimberly Woods Apartments)

      3.95%, Series A (LOC; Federal Home Loan Banks)                                         10,050,000  (a)          10,050,000

   (Sienna at Renaissance Square Apartments)

      3.70%, Series A (LOC; Landesbank Hessen)                                               12,000,000  (a)          12,000,000

Santa Ana Community Redeveloping Agency, Tax Allocation,

  Refunding (Santa Ana Redevelopment Project) 6.45%

   Series B, 12/15/2000
   (Escrowed in; U.S. Government Securities)                                                  5,150,000                5,326,465

South Coast Local Education Agency,

   TRAN, 4%, Series A, 6/30/2000 (Insured; MBIA)                                              5,500,000                5,502,779

U.S. RELATED--11.4%

Commonwealth of Puerto Rico, TRAN

   4.50%, Series A-1, 7/30/2000                                                               7,000,000                7,008,343

Commonwealth of Puerto Rico

  Government Development Bank, CP:

      3.55%, 7/13/2000                                                                        5,000,000                5,000,000

      3.55%, 7/20/2000                                                                        5,000,000                5,000,000

      3.55%, 10/26/2000                                                                      15,000,000               15,000,000

      3.60%, 8/10/2000                                                                        7,000,000                7,000,000

      3.80%, 10/17/2000                                                                      10,000,000               10,000,000

      4.45%, 9/15/2000                                                                       10,000,000               10,000,000

                                                                                                     The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                           Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

U.S. RELATED (CONTINUED)

Commonwealth of Puerto Rico Highway Authority,

  Highway Revenue, Prerefunding, 7.75%, Series Q

   (Escrowed in; U.S. Government Securities)                                                  1,350,000                1,381,449

Commonwealth of Puerto Rico Highway and

  Transportation Authority, Transportation Revenue,

  VRDN 3.50%, Series A

   (Insured; AMBAC and LOC; Bank of Nova Scotia)                                              2,000,000  (a)           2,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $547,793,736)                                                            100.2%              547,797,445

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.2%)              (1,343,212)

NET ASSETS                                                                                       100.0%              546,454,233

10

Summary of Abbreviations

AMBAC                     American Municipal Bond                   LR                        Lease Revenue
                             Assurance Corporation                  MBIA                      Municipal Bond Investors
COP                       Certificate of Participation                                          Assurance Insurance
CP                        Commercial Paper                                                      Corporation
FGIC                      Financial Guaranty Insurance              MFHR                      Multi-Family Housing Revenue
                             Company                                PCR                       Pollution Control Revenue
FNMA                      Federal National Mortgage                 RAN                       Revenue Anticipation Notes
                             Association                            SWDR                      Solid Waste Disposal Revenue
FSA                       Financial Security Assurance              TRAN                      Tax and Revenue Anticipation
GO                        General Obligation                                                       Notes
IDR                       Industrial Development Revenue            VRDN                      Variable Rate Demand Notes
LOC                       Letter of Credit


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+/F1                           VMIG1/MIG1, P1                  SP1+/SP1, A1+/A1                                 90.6
AAA/AA(b)                        Aaa/Aa(b)                       AAA/AA(b)                                         2.6
Not Rated(c)                     Not Rated(c)                    Not Rated(c)                                      6.8
                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE-SUBJECT TO PERIODIC
     CHANGE.

(B)  NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS OF
     ISSUERS.

(C)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S
     HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

(D)  AT MAY 31, 2000 THE FUND HAD $176,105,000 (32.2%) INVESTED IN SECURITIES
     WHOSE PAYMENT OF PRINCIPAL AND INTEREST IS DEPENDENT UPON REVENUES
     GENERATED FROM HOUSING PROJECTS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2000 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           547,793,736   547,797,445

Interest receivable                                                   5,592,934

Prepaid expenses and other assets                                        51,710

                                                                    553,442,089
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           236,945

Cash overdraft due to Custodian                                       6,709,013

Accrued expenses                                                         41,898

                                                                      6,987,856
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      546,454,233
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     546,661,273

Accumulated net realized gain (loss) on investments                   (210,749)

Accumulated gross unrealized appreciation on investments                  3,709
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      546,454,233

NET ASSET VALUE PER SHARE

                                                          Class A       Class B
--------------------------------------------------------------------------------

Net Assets ($)                                        537,747,467     8,706,766

Shares Outstanding                                    537,954,175     8,707,098
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                1.00          1.00

SEE NOTES TO FINANCIAL STATEMENTS.

12

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      9,739,013

EXPENSES:

Management fee--Note 2(a)                                            1,452,648

Shareholder servicing costs--Note 2(c)                                 147,486

Professional fees                                                       34,022

Custodian fees                                                          28,714

Prospectus and shareholders' reports                                    25,109

Distribution fees (Class B)--Note 2(b)                                  13,534

Trustees' fees and expenses--Note 2(d)                                  13,348

Registration fees                                                       12,563

Miscellaneous                                                            7,282

TOTAL EXPENSES                                                       1,734,706

Less--reduction in management fee
  due to undertaking--Note 2(c)                                        (3,310)

NET EXPENSES                                                         1,731,396

INVESTMENT INCOME--NET                                               8,007,617
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                  5,709

Net unrealized appreciation (depreciation) on investments                3,709

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   9,418

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 8,017,035

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2000         Year Ended
                                              (Unaudited)  November 30, 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          8,007,617           10,471,910

Net realized gain (loss) on investments             5,709             (12,835)

Net unrealized appreciation (depreciation)
   on investments                                   3,709                 --

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                    8,017,035           10,459,075
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A Shares                                (7,849,064)         (10,183,779)

Class B Shares                                  (158,553)            (288,131)

TOTAL DIVIDENDS                               (8,007,617)         (10,471,910)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A Shares                              1,451,373,804        1,607,160,863

Class B Shares                                 27,802,343           81,160,149

Dividends reinvested:

Class A Shares                                  7,373,073            9,464,698

Class B Shares                                    157,226              287,588

Cost of shares redeemed:

Class A Shares                            (1,444,898,473)      (1,428,449,295)

Class B Shares                               (36,567,338)         (72,892,744)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            5,240,635          196,731,259

TOTAL INCREASE (DECREASE) IN NET ASSETS        5,250,053          196,718,424
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           541,204,180          344,485,756

END OF PERIOD                                 546,454,233          541,204,180

SEE NOTES TO FINANCIAL STATEMENTS.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                           Six Months             Year Ended            Four Months             Year Ended
                                                 Ended            November 30,                Ended                 July 31,
                                          May 31, 2000            ______________        November 30,         ______________________
Class A Shares                             (Unaudited)           1999      1998              1997(a)         1997     1996    1995
------------------------------------------------------------------------------------------------------------------------------------

Per Share Data ($):

Net asset value,
   beginning of period                            1.00          1.00       1.00                1.00         1.00      1.00     1.00

Investment Operations:

Investment income--net                            .014          .024       .027                .010         .029      .029      031

Distributions:

Dividends from investment
   income--net                                  (.014)         (.024)     (.027)              (.010)       (.029)    (.029)   (.031)

Net asset value, end of
   period                                        1.00           1.00       1.00                1.00         1.00      1.00     1.00
------------------------------------------------------------------------------------------------------------------------------------

Total Return (%)                                 2.79(b)        2.44       2.78               2.96(b)       2.95      2.94     3.14
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental
   Data (%):

Ratio of expenses to
   average net assets                            .58(b)         .61        .64                 .70(b)        .64       .65      .52

Ratio of net investment
   income to average
   net assets                                   2.76(b)        2.42       2.74                2.97(b)       2.91      2.91     3.07

Decrease reflected in above
   expense ratios due to
   undertakings by The
   Dreyfus Corporation                              --          --         --                    --          --         --      .11
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                 537,747     523,890    335,726               361,102      327,226    390,1   463,404

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO NOVEMBER 30.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 15


FINANCIAL HIGHLIGHTS (CONTINUED)

                                              Six Months        Year Ended                Four Months        Year Ended
                                                   Ended         November 30,                   Ended           July 31,
                                            May 31, 2000        ________________          November 30,        _______________
CLASS B SHARES                               (Unaudited)         1999       1998               1997(a)       1997       1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                              1.00        1.00        1.00              1.00           1.00         1.00

Investment Operations:

Investment income--net                              .012        .020        .024              .009           .026         .025

Distributions:

Dividends from investment
   income--net                                    (.012)      (.020)      (.024)             (.009)        (.026)       (.025)

Net asset value, end of
   period                                           1.00       1.00        1.00               1.00          1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                    2.41(c)    2.06        2.39               2.57(c)       2.61         2.56
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL
   DATA (%):

Ratio of expenses to
   average net assets                               1.00(c)     .95        1.00               1.00(c)       1.00         1.00

Ratio of net investment
   income to average
   net assets                                       2.34(c)    2.06        2.34               2.62(c)       2.52         2.45

Decrease reflected in above
   expense ratios due to
   undertakings by The
   Dreyfus Corporation                               .05(c)     .13         .07                .13(c)        .07          .08
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     8,707     17,314       8,760              2,669           928        5,475

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO NOVEMBER 30.

(B) FROM AUGUST 1, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JULY 31, 1996.

(C) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General California Municipal Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from Federal and State of California income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor. The fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A and Class B. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

                                                             The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $20,133 during the period ended May 31, 2000, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

18

The fund has an unused capital loss carryover of approximately $217,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 1999. If not applied, $8,200 of the carryover expires in fiscal 2001, $113,800 expires in fiscal 2002, $33,000 expires in fiscal 2003, $19,000 expires in fiscal 2004, $21,000 expires in fiscal 2005, $9,000 expires in fiscal 2006 and $13,000 expires in fiscal 2007.

At May 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions  With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The manager had undertaken through May 31, 2000 to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of 1% for Class A shares, of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking amounted to $3,310 during the period ended May 31, 2000

(B) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares directly bear the cost of preparing, printing and distributing prospectuses and
statements    of    additional    information    and    of
                                                                     The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the distributor for payments made to third parties for distributing their shares at an annual rate up to .20 of 1% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2000, Class B shares were charged $13,534 pursuant to the Distribution Plan, of which $5,630 was paid to DSC.

(C) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse DSC an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2000, Class A shares were charged $72,876 pursuant to the Class A Shareholder Services Plan, of which $36,438 was paid to DSC.

Under the Shareholder Services Plan with respect to Class B (" Class B Shareholder Services Plan"), Class B shares pay the distributor for the provision of certain services to the holders of Class B shares, at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents in respect of their services. The distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2000, Class B shares was charged $20,301, of which $8,445 was paid to DSC.

20

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2000, the fund was charged $33,594 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 13, 2000, each Board member who was not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each meeting attended in person and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Prior to April 13, 2000, each Board member who was not an "affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board received an additional 25% of such compensation. Subject to the fund' s Director Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the
time    the    Board    member    achieved    emeritus    status.

                                                             The Fund 21

                                                           For More Information

                        General California Municipal Money Market Fund 200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                      Distributor
                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                   573SA005